UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

November 30, 2009
unaudited

Bonds & notes — 97.00%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 48.33%
U.S. Treasury 0.875% 2010	$3,200	$3,220
U.S. Treasury 1.25% 2010	10,000	10,096
U.S. Treasury 2.00% 2010	25,000	25,368
U.S. Treasury 5.75% 2010	14,435	15,001
U.S. Treasury 6.50% 2010	10,000	10,133
U.S. Treasury 0.875% 2011	20,000	20,130
U.S. Treasury 1.00% 2011	9,000	9,069
U.S. Treasury 1.00% 2011	100	101
U.S. Treasury 1.125% 2011	40,000	40,345
U.S. Treasury 1.125% 2011	14,875	15,034
U.S. Treasury 2.375% 20111,2	27,528	28,548
U.S. Treasury 4.50% 2011	5,675	5,971
U.S. Treasury 4.50% 2011	3,000	3,230
U.S. Treasury 4.875% 2011	51,750	55,226
U.S. Treasury 1.375% 2012	8,775	8,845
U.S. Treasury 1.50% 2012	103,665	105,277
U.S. Treasury 1.75% 2012	61,000	62,277
U.S. Treasury 3.00% 20121,2	45,043	48,879
U.S. Treasury 3.625% 2012	2,800	3,012
U.S. Treasury 4.25% 2012	25,000	27,279
U.S. Treasury 4.50% 2012	1,100	1,194
U.S. Treasury 4.875% 2012	11,925	13,003
U.S. Treasury 1.50% 2013	9,300	9,260
U.S. Treasury 1.875% 20131,2	44,389	47,237
U.S. Treasury 2.00% 2013	800	814
U.S. Treasury 2.75% 2013	8,300	8,690
U.S. Treasury 3.125% 2013	81,750	86,818
U.S. Treasury 3.125% 2013	23,000	24,426
U.S. Treasury 3.375% 2013	10,000	10,720
U.S. Treasury 3.50% 2013	28,890	31,073
U.S. Treasury 3.625% 2013	29,750	32,117
U.S. Treasury 3.875% 2013	41,220	44,720
U.S. Treasury 1.75% 2014	53,250	53,487
U.S. Treasury 1.75% 2014	45,990	46,067
U.S. Treasury 1.875% 2014	8,425	8,495
U.S. Treasury 2.00% 20141,2	94,585	101,386
U.S. Treasury 2.00% 20141,2	17,186	18,518
U.S. Treasury 2.125% 2014	1,300	1,307
U.S. Treasury 2.25% 2014	262,950	268,291
U.S. Treasury 2.375% 2014	9,300	9,476
U.S. Treasury 2.625% 2014	250,000	258,915
U.S. Treasury 2.625% 2014	74,075	76,633
U.S. Treasury 4.00% 2014	56,750	62,221
U.S. Treasury 4.25% 2014	20,000	22,199
U.S. Treasury 4.25% 2014	7,400	8,207
U.S. Treasury 1.875% 20151,2	33,004	35,452
U.S. Treasury 4.25% 2015	20,000	22,129
U.S. Treasury 9.875% 2015	7,000	9,956
U.S. Treasury 11.25% 2015	30,000	43,659
U.S. Treasury 3.125% 2016	67,500	69,485
U.S. Treasury 3.25% 2016	289,385	301,831
U.S. Treasury 3.25% 2016	95,195	99,416
U.S. Treasury 3.25% 2016	57,500	60,043
U.S. Treasury 7.25% 2016	10,800	13,835
U.S. Treasury 2.375% 20171,2	34,108	37,652
U.S. Treasury 4.25% 2017	3,800	4,164
U.S. Treasury 4.625% 2017	43,050	48,478
U.S. Treasury 8.75% 2017	9,500	13,291
U.S. Treasury 8.875% 2017	52,850	74,729
U.S. Treasury 1.375% 20181,2	18,678	19,272
U.S. Treasury 3.50% 2018	8,750	9,087
U.S. Treasury 3.875% 2018	50,250	53,464
U.S. Treasury 4.00% 2018	11,100	11,882
U.S. Treasury 2.75% 2019	118,100	114,211
U.S. Treasury 3.125% 2019	218,050	217,019
U.S. Treasury 3.375% 2019	400	406
U.S. Treasury 3.625% 2019	66,750	69,071
U.S. Treasury 8.125% 2019	25,000	35,194
U.S. Treasury 8.50% 2020	29,000	42,100
U.S. Treasury 7.875% 2021	6,500	9,172
U.S. Treasury 7.25% 2022	2,000	2,735
U.S. Treasury 6.25% 2023	21,090	26,731
U.S. Treasury 7.125% 2023	30,000	40,720
U.S. Treasury 7.50% 2024	8,225	11,687
U.S. Treasury 2.375% 20251,2	23,802	26,159
U.S. Treasury 7.625% 2025	2,000	2,872
U.S. Treasury 6.125% 2027	4,675	5,957
U.S. Treasury 3.625% 20281,2	18,160	23,428
U.S. Treasury 3.875% 20291,2	9,853	13,244
U.S. Treasury 6.125% 2029	500	641
U.S. Treasury 6.25% 2030	20,850	27,190
U.S. Treasury 3.375% 20321,2	4,119	5,341
U.S. Treasury 4.50% 2036	58,400	61,553
U.S. Treasury 4.75% 2037	900	984
U.S. Treasury 4.375% 2038	9,150	9,425
U.S. Treasury 4.50% 2038	45,250	47,584
U.S. Treasury 3.50% 2039	35,280	31,135
U.S. Treasury 4.375% 2039	500	515
U.S. Treasury 4.50% 2039	5,400	5,675
U.S. Treasury Principal Strip 0% 2019	18,000	13,125
		3,514,014

MORTGAGE-BACKED OBLIGATIONS — 40.46%
Federal agency mortgage-backed obligations3 — 38.99%
Fannie Mae 7.00% 2010	1	1
Fannie Mae 7.00% 2011	6	6
Fannie Mae 9.50% 2011	4	5
Fannie Mae 7.00% 2017	94	102
Fannie Mae 10.50% 2018	1,074	1,259
Fannie Mae 4.50% 2019	5,139	5,446
Fannie Mae 12.00% 2019	306	346
Fannie Mae 4.50% 2020	15,741	16,689
Fannie Mae 4.50% 2020	14,410	15,259
Fannie Mae 4.50% 2020	4,999	5,300
Fannie Mae 6.00% 2021	5,286	5,727
Fannie Mae 6.00% 2021	290	314
Fannie Mae 6.00% 2021	283	305
Fannie Mae 6.00% 2021	261	281
Fannie Mae 6.00% 2022	8,646	9,335
Fannie Mae 5.50% 2023	25,496	27,431
Fannie Mae 6.00% 2023	13,007	14,044
Fannie Mae 6.00% 2023	5,589	6,034
Fannie Mae 4.00% 2024	59,792	61,542
Fannie Mae 4.00% 2024	42,818	44,053
Fannie Mae 4.00% 2024	37,148	38,219
Fannie Mae 4.00% 2024	32,866	33,813
Fannie Mae 4.00% 2024	23,947	24,647
Fannie Mae 4.00% 2024	18,786	19,336
Fannie Mae 4.50% 2024	75,448	79,191
Fannie Mae 4.50% 2024	63,185	66,320
Fannie Mae 4.50% 2024	32,140	33,734
Fannie Mae 4.50% 2024	29,086	30,528
Fannie Mae 4.50% 2024	21,772	22,852
Fannie Mae 4.50% 2024	20,565	21,585
Fannie Mae 4.50% 2024	20,508	21,525
Fannie Mae 4.50% 2024	17,500	18,368
Fannie Mae 4.50% 2024	17,397	18,260
Fannie Mae 4.50% 2024	8,867	9,306
Fannie Mae 4.50% 2024	8,690	9,120
Fannie Mae 4.50% 2024	5,592	5,870
Fannie Mae 4.50% 2024	3,569	3,746
Fannie Mae 4.50% 2024	3,436	3,607
Fannie Mae 4.50% 2024	3,058	3,209
Fannie Mae 4.50% 2024	3,047	3,198
Fannie Mae 6.00% 2024	2,757	2,976
Fannie Mae 10.949% 20254	2,421	2,835
Fannie Mae 6.00% 2026	155	167
Fannie Mae 6.00% 2027	13,029	14,063
Fannie Mae 6.50% 2027	12,139	13,153
Fannie Mae 6.50% 2027	6,078	6,585
Fannie Mae 6.50% 2027	5,608	6,076
Fannie Mae 8.50% 2027	13	15
Fannie Mae 5.00% 2028	7,861	8,312
Fannie Mae 6.00% 2028	9,668	10,399
Fannie Mae 6.00% 2028	5,377	5,783
Fannie Mae 6.00% 2028	2,390	2,571
Fannie Mae 4.00% 2029	19,399	19,792
Fannie Mae 8.00% 2031	2,203	2,457
Fannie Mae 3.062% 20334	1,349	1,410
Fannie Mae 5.50% 2033	10,515	11,238
Fannie Mae 6.50% 2034	23,267	25,318
Fannie Mae 4.467% 20354	2,667	2,769
Fannie Mae 4.50% 2035	25,184	26,020
Fannie Mae 4.50% 20354	1,363	1,420
Fannie Mae 4.603% 20354	2,173	2,258
Fannie Mae 5.00% 2035	8,284	8,709
Fannie Mae 5.50% 2035	7,329	7,829
Fannie Mae 5.50% 2035	3,726	3,981
Fannie Mae 6.50% 2035	35,845	39,083
Fannie Mae 5.00% 2036	16,063	16,882
Fannie Mae 5.00% 2036	7,815	8,216
Fannie Mae 5.404% 20364	5,064	5,390
Fannie Mae 5.50% 2036	229	244
Fannie Mae 5.52% 20364	6,030	6,419
Fannie Mae 6.00% 2036	269	289
Fannie Mae 6.50% 2036	23,888	26,061
Fannie Mae 5.00% 2037	15,907	16,710
Fannie Mae 5.312% 20374	7,517	7,944
Fannie Mae 5.50% 2037	41,210	43,981
Fannie Mae 5.50% 2037	3,399	3,621
Fannie Mae 5.613% 20374	2,815	2,987
Fannie Mae 6.00% 2037	7,501	8,061
Fannie Mae 6.00% 2037	1,210	1,306
Fannie Mae 6.155% 20374	1,336	1,420
Fannie Mae 6.358% 20374	9,811	10,443
Fannie Mae 6.50% 2037	24,660	26,703
Fannie Mae 6.50% 2037	11,921	12,852
Fannie Mae 6.50% 2037	8,651	9,327
Fannie Mae 6.50% 2037	8,173	8,856
Fannie Mae 6.50% 2037	7,363	7,939
Fannie Mae 6.50% 2037	4,568	4,942
Fannie Mae 6.50% 2037	1,988	2,143
Fannie Mae 7.00% 2037	9,895	10,813
Fannie Mae 7.00% 2037	7,061	7,716
Fannie Mae 7.00% 2037	5,851	6,394
Fannie Mae 7.00% 2037	1,031	1,127
Fannie Mae 7.50% 2037	904	989
Fannie Mae 4.445% 20384	4,555	4,777
Fannie Mae 5.00% 2038	16,666	17,508
Fannie Mae 5.438% 20384	2,495	2,644
Fannie Mae 5.456% 20384	10,442	11,074
Fannie Mae 5.50% 2038	64,912	69,139
Fannie Mae 5.50% 2038	48,393	51,616
Fannie Mae 5.50% 2038	20,004	21,337
Fannie Mae 5.50% 2038	14,823	15,788
Fannie Mae 5.50% 2038	10,241	10,946
Fannie Mae 5.551% 20384	560	594
Fannie Mae 5.631% 20384	22,706	24,005
Fannie Mae 6.00% 2038	20,740	22,276
Fannie Mae 6.00% 2038	14,651	15,763
Fannie Mae 6.00% 2038	5,834	6,248
Fannie Mae 6.50% 2038	9,432	10,219
Fannie Mae 6.50% 2038	8,886	9,628
Fannie Mae 7.00% 2038	11,558	12,630
Fannie Mae 3.58% 20394	7,472	7,641
Fannie Mae 3.62% 20394	8,650	8,936
Fannie Mae 3.626% 20394	3,488	3,603
Fannie Mae 3.643% 20394	9,817	10,146
Fannie Mae 3.658% 20394	3,909	4,043
Fannie Mae 3.762% 20394	4,881	5,062
Fannie Mae 3.79% 20394	2,436	2,528
Fannie Mae 3.809% 20394	4,000	4,151
Fannie Mae 3.83% 20394	3,341	3,469
Fannie Mae 3.856% 20394	8,390	8,728
Fannie Mae 3.91% 20394	3,341	3,474
Fannie Mae 3.912% 20394	1,664	1,731
Fannie Mae 3.914% 20394	4,928	5,076
Fannie Mae 3.95% 20394	3,349	3,488
Fannie Mae 5.124% 20394	5,973	6,338
Fannie Mae 6.00% 2039	39,444	42,378
Fannie Mae 6.50% 2039	15,714	17,011
Fannie Mae 6.435% 20474	10,171	10,826
Fannie Mae 6.492% 20474	4,814	5,124
Fannie Mae, Series 35, Class 2, 12.00% 2018	14	16
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	3,701	3,834
Fannie Mae, Series 2001-4, Class NA, 11.824% 20254	1,612	1,832
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	2,294	2,592
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,087	1,183
Fannie Mae, Series 2001-20, Class E, 9.623% 20314	61	70
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	8,931	9,399
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,434	16,784
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	5,226	4,387
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	4,254	3,438
Fannie Mae, Series 2006-65, Class PF, 0.516% 20364	5,780	5,689
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	955	1,045
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	6,176	6,628
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	3,993	4,306
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	27,614	30,016
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20394	796	897
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	573	648
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	592	669
Freddie Mac 6.00% 2014	96	104
Freddie Mac 6.00% 2017	384	417
Freddie Mac 8.50% 2018	—	—
Freddie Mac 4.50% 2019	6,420	6,799
Freddie Mac 4.50% 2019	1,359	1,439
Freddie Mac 4.50% 2023	26,793	28,137
Freddie Mac 5.50% 2023	60,527	64,888
Freddie Mac 6.00% 2023	8,831	9,559
Freddie Mac 4.50% 2024	69,265	72,645
Freddie Mac 4.50% 2024	27,807	29,164
Freddie Mac 4.50% 2024	10,018	10,507
Freddie Mac 4.50% 2024	4,676	4,904
Freddie Mac 5.00% 2024	21,544	22,934
Freddie Mac 10.00% 2025	952	1,099
Freddie Mac 6.00% 2026	7,933	8,574
Freddie Mac 6.00% 2027	15,542	16,799
Freddie Mac 4.629% 20354	6,931	7,226
Freddie Mac 5.00% 2035	12,807	13,461
Freddie Mac 5.00% 2036	25,133	26,416
Freddie Mac 5.594% 20364	10,331	10,819
Freddie Mac 5.874% 20364	30,840	32,825
Freddie Mac 6.00% 2036	18,703	20,262
Freddie Mac 6.00% 2036	9,692	10,443
Freddie Mac 5.692% 20374	3,592	3,795
Freddie Mac 5.772% 20374	3,723	3,938
Freddie Mac 5.964% 20374	2,230	2,355
Freddie Mac 6.00% 2037	7,042	7,581
Freddie Mac 6.00% 2037	5,107	5,501
Freddie Mac 6.00% 2037	4,660	5,061
Freddie Mac 6.00% 2037	2,645	2,849
Freddie Mac 6.242% 20374	3,965	4,220
Freddie Mac 6.243% 20374	2,217	2,340
Freddie Mac 6.50% 2037	14,929	16,178
Freddie Mac 6.50% 2037	3,242	3,493
Freddie Mac 6.50% 2037	1,271	1,370
Freddie Mac 4.798% 20384	4,187	4,408
Freddie Mac 5.00% 2038	16,317	17,137
Freddie Mac 5.131% 20384	20,751	21,935
Freddie Mac 5.174% 20384	3,857	4,079
Freddie Mac 5.50% 2038	29,672	31,675
Freddie Mac 5.50% 2038	29,373	31,420
Freddie Mac 5.50% 2038	20,552	21,939
Freddie Mac 5.50% 2038	17,375	18,585
Freddie Mac 5.524% 20384	4,144	4,389
Freddie Mac 6.00% 2038	32,131	34,699
Freddie Mac 6.00% 2038	24,258	26,114
Freddie Mac 6.00% 2038	8,443	9,115
Freddie Mac 6.50% 2038	19,519	21,115
Freddie Mac 6.50% 2038	16,953	18,344
Freddie Mac 6.50% 2038	15,823	17,117
Freddie Mac 6.50% 2038	7,446	8,055
Freddie Mac 3.959% 20394	2,765	2,875
Freddie Mac, Series K003, Class A2, 3.607% 2014	6,125	6,406
Freddie Mac, Series 2356, Class GD, 6.00% 2016	3,327	3,568
Freddie Mac, Series 2289, Class NA, 11.905% 20204	815	928
Freddie Mac, Series 178, Class Z, 9.25% 2021	46	50
Freddie Mac, Series 2289, Class NB, 11.305% 20224	208	241
Freddie Mac, Series 1567, Class A, 0.65% 20234	48	46
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,183	1,211
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,344	1,515
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,591	2,830
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	500	563
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,576	3,875
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,782	3,220
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	7,952	6,997
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	4,091	3,404
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,408	2,015
Freddie Mac, Series 3156, Class PF, 0.489% 20364	9,444	9,273
Freddie Mac, Series 3257, Class PA, 5.50% 2036	4,504	4,873
Freddie Mac, Series 3233, Class PA, 6.00% 2036	5,800	6,342
Freddie Mac, Series 3272, Class PA, 6.00% 2037	7,522	8,159
Government National Mortgage Assn. 6.00% 2013	211	228
Government National Mortgage Assn. 6.00% 2014	139	151
Government National Mortgage Assn. 5.50% 2016	430	465
Government National Mortgage Assn. 6.00% 2016	545	593
Government National Mortgage Assn. 6.50% 2016	289	312
Government National Mortgage Assn. 5.50% 2017	1,714	1,858
Government National Mortgage Assn. 10.00% 2019	663	764
Government National Mortgage Assn. 10.00% 2021	220	257
Government National Mortgage Assn. 5.00% 2038	30,395	32,008
Government National Mortgage Assn. 5.50% 2038	28,748	30,706
Government National Mortgage Assn. 5.50% 2038	7,833	8,362
Government National Mortgage Assn. 6.00% 2038	25,255	27,174
Government National Mortgage Assn. 6.00% 2038	24,027	25,852
Government National Mortgage Assn. 6.00% 2038	20,396	21,945
Government National Mortgage Assn. 6.00% 2038	6,722	7,218
Government National Mortgage Assn. 6.00% 2038	6,309	6,774
Government National Mortgage Assn. 6.50% 2038	30,863	33,260
Government National Mortgage Assn. 5.00% 2039	14,717	15,508
Government National Mortgage Assn. 5.922% 2058	17,312	18,016
Government National Mortgage Assn. 6.172% 2058	727	756
Government National Mortgage Assn. 6.22% 2058	9,311	9,811
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	14,595
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,629
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	10,820
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058	16,074	17,174
Government National Mortgage Assn., Series 2003, 6.116% 2058	4,131	4,299
		2,834,439

Commercial mortgage-backed securities3 — 1.47%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	29,277
Fannie Mae, Series 2003-M2, Class D, 4.68% 20334	11,000	11,062
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.439% 20414,5	7,269	7,973
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,459
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20424	2,000	1,994
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	2,992
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	10,750	10,835
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,438	1,437
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	2,000	2,026
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,974
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20424	5,000	4,866
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,073	2,072
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	2,208
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20384	5,000	5,129
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.515% 20444	3,000	3,049
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.515% 20444	2,000	1,987
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,071	1,106
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.90% 20454	3,000	2,952
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 20444	3,000	3,048
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20374	3,000	2,967
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,659	1,692
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	990	1,002
		107,107

Collateralized mortgage-backed obligations (privately originated)3 — 0.00%
Paine Webber CMO, Series O, Class 5, 9.50% 2019	144	158

Total mortgage-backed obligations		2,941,704

FEDERAL AGENCY BONDS & NOTES — 7.41%
Federal Home Loan Bank 3.375% 2010	10,000	10,259
Federal Home Loan Bank 7.625% 2010	8,000	8,268
Federal Home Loan Bank 1.75% 2012	108,605	110,172
Federal Home Loan Bank 3.625% 2013	10,000	10,671
Federal Home Loan Bank 5.375% 2016	27,750	31,623
Federal Home Loan Bank 5.375% 2016	8,755	9,925
Federal Home Loan Bank 4.75% 2018	10,050	10,913
Fannie Mae 1.75% 2011	29,450	29,934
Fannie Mae 3.625% 2011	10,000	10,501
Fannie Mae 6.00% 2011	15,000	16,196
Fannie Mae 6.125% 2012	10,000	11,160
Fannie Mae 3.00% 2014	7,250	7,509
Fannie Mae 5.375% 2017	13,000	14,923
Freddie Mac 2.875% 2010	17,000	17,398
Freddie Mac 2.50% 2014	13,000	13,256
Freddie Mac 3.00% 2014	22,750	23,604
Freddie Mac 5.50% 2016	10,000	11,522
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	33,000	33,971
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	10,244
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	17,500	17,946
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,499
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,591
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20163	7,548	8,112
Small Business Administration, Series 2001-20K, 5.34% 20213	1,845	1,976
Small Business Administration, Series 2001-20J, 5.76% 20213	911	984
Small Business Administration, Series 2001-20F, 6.44% 20213	2,960	3,231
Small Business Administration, Series 2003-20B, 4.84% 20233	6,714	7,133
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,421
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	13,586	13,936
Federal Agricultural Mortgage Corp. 4.875% 20115	6,750	7,093
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,719
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	10,000	10,262
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,237
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,204
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,414	6,682
Western Corp. 1.75% 2012	2,800	2,828
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	2,255	2,134
		539,037

ASSET-BACKED OBLIGATIONS3 — 0.80%
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	10,000	10,331
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	8,000	8,131
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	5,450	6,004
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,062	4,205
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	3,870	4,061
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	195	212
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	2,670	2,844
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	625	688
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	3,000	3,291
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,250
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	3,000	3,148
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,000	3,141
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	3,000	3,080
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,121
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	1,895	2,005
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,584	1,669
		58,181

Total bonds & notes (cost: $6,733,256,000)		7,052,936

Short-term securities — 2.59%

Federal Home Loan Bank 0.045%–0.11% due 12/1/2009–2/12/2010	$98,430	$98,427
U.S. Treasury Bills 0.036%–0.32% due 12/3/2009–6/17/2010	81,500	81,470
Freddie Mac 0.02% due 12/1/2009	8,200	8,200

Total short-term securities (cost: $188,064,000)		188,097

Total investment securities (cost: $6,921,320,000)		7,241,033
Other assets less liabilities		29,656

Net assets		$7,270,689

1Index-linked bond whose principal amount moves with a government retail price index.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $405,116,000, which represented 5.57% of the net assets of the fund.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4Coupon rate may change periodically.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,901,000, which represented .36% of the net assets of the fund.

Security valuation

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the next page presents the fund’s valuation levels as of November 30, 2009 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Bonds & notes:
U.S. Treasury bonds & notes	—	$3,514,014	—	$3,514,014
Mortgage-backed obligations	—	2,941,704	—	2,941,704
Federal agency bonds & notes	—	539,037	—	539,037
Asset-backed obligations	—	58,181	—	58,181
Short-term securities	—	188,097	—	188,097
Total	—	$7,241,033	—	$7,241,033

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended November 30, 2009 (dollars in thousands):

	Beginning value at 9/1/2009	Net transfers out of Level 3	Ending value at 11/30/2009

Investment securities	$49,572	$(49,572)	$—

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$316,544
Gross unrealized depreciation on investment securities	(643)
Net unrealized appreciation on investment securities	315,901
Cost of investment securities for federal income tax purposes	6,925,132

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-922-0110O-S21481

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2010